Cover	Oct. 30, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 30, 2026
Current Fiscal Year End Date	--06-30
Entity File Number	001-41447
Entity Registrant Name	NeoVolta, Inc.
Entity Central Index Key	0001748137
Entity Tax Identification Number	82-5299263
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	12195 Dearborn Place
Entity Address, City or Town	Poway
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92064
City Area Code	(800)
Local Phone Number	364-5464
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	NEOV
Security Exchange Name	NASDAQ
Warrant [Member]
Title of 12(b) Security	Warrants
Trading Symbol	NEOVW
Security Exchange Name	NASDAQ